Revenues - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) contract vessel	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Disaggregation of Revenue [Line Items]
Number of primary forms of contracts | contract	5
Duration of a single voyage (less than)	14 days
Duration of time charter contracts (or more)	1 year
Time charters, cancellation notice period	2 years
Time charters, term of allowable extension (up to)	10 years
Term of master agreement	1 year
Term of renewal	1 year
Contract with customer, liability, revenue recognized | $	$ 38.4
Capitalized contract cost, amortization | $	$ 19.7	$ 24.1	$ 18.9
Voyage charters
Disaggregation of Revenue [Line Items]
Duration of a single voyage (less than)	3 months
Shuttle tankers | Shuttle Tanker Segment
Disaggregation of Revenue [Line Items]
Number of vessels	13
Shuttle tankers | Shuttle Tanker Segment | Time charters | Canada
Disaggregation of Revenue [Line Items]
Number of vessels	3
Shuttle tankers | Shuttle Tanker Segment | Time charters | Brazil
Disaggregation of Revenue [Line Items]
Number of vessels	4
Shuttle tankers | Shuttle Tanker Segment | Management fees and other
Disaggregation of Revenue [Line Items]
Number of vessels	2
FPSO units | FPSO Segment | Management fees and other
Disaggregation of Revenue [Line Items]
Number of vessels	3
FSO units | FSO Segment | Time charters
Disaggregation of Revenue [Line Items]
Number of vessels	3
FSO units | FSO Segment | Management fees and other
Disaggregation of Revenue [Line Items]
Number of vessels	1
Minimum
Disaggregation of Revenue [Line Items]
Time charters, FSO units, term of allowable extension	5 years
Maximum
Disaggregation of Revenue [Line Items]
Time charters, FSO units, term of allowable extension	12 years